UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund

New York Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.3%
Long-Term Municipal Bonds - 97.9%
New York - 86.7%
Albany IDA Civic Fac Rev (St. Peters Hosp Proj) 5.75%, 11/15/22	$795	$843,129
Cattaraugus Cnty Hgr Ed (Jamestown) (Prerefunded) Series 00A 6.50%, 7/01/30	1,000	1,115,890
Cortland Cnty Hosp Rev (Cortland Mem Hosp) RADIAN Series 02 5.25%, 7/01/32	2,700	2,701,107
Dutchess Cnty IDA (Civil Fac Rev) 5.00%, 8/01/19 - 8/01/21	1,450	1,534,407
Erie Cnty (Pub Impr) MBIA Series 05A 5.00%, 12/01/20	5,990	6,421,879
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA 5.75%, 5/01/24	2,400	2,677,368
FSA Series 04 5.75%, 5/01/25	1,400	1,556,030
Glen Cove IDR (The Regency at Glen Cove) ETM Series 92B Zero Coupon, 10/15/19	11,745	7,606,062
Hempstead Hgr Ed (Adelphi Univ Civic Fac) Series 02 5.50%, 6/01/32	1,000	1,037,620
Herkimer Cnty IDR Hgr Ed (Herkimer CC Stud Hsg) Series 00 6.50%, 11/01/30	2,000	2,129,220

Long Island Pwr Auth Elec Rev FGIC Series 06A 5.00%, 12/01/19 - 12/01/24	8,300	8,676,858
Long Island Pwr Auth Elec Rev (Prerefunded) FSA Series 01A 5.25%, 9/01/28	10,000	10,955,500
Monroe Cnty MFHR (Southview Towers Proj) AMT SONYMA Series 00 6.25%, 2/01/31	1,130	1,183,720
Montgomery Cnty IDA Lease Rev (HFM Boces) XLCA Series 05A 5.00%, 7/01/24	1,500	1,562,445
MTA Dedicated Tax Fund MBIA 5.00%, 11/15/18	6,890	7,653,894
MTA Dedicated Tax Fund 5.25%, 11/15/30	10,000	10,322,800
MBIA 5.00%, 11/15/21	5,000	5,412,950
Series 02 5.25%, 11/15/31	5,000	5,146,250
Series 02A 5.125%, 11/15/31	5,500	5,619,845
Nassau Cnty IDA (Continuing Care Retirement) 6.50%, 1/01/27	1,000	1,015,970
New York City Ed Fac (Lycee Francais) ACA Series 02C 6.80%, 6/01/28	2,500	2,629,025
New York City Ed Fac (Magen David Yeshivah Proj) ACA Series 02 5.70%, 6/15/27	1,600	1,491,632
New York City Ed Fac (Spence Sch) 5.20%, 7/01/34	3,155	3,275,426
New York City GO 5.00%, 1/01/21	5,000	5,309,700
FSA Series 04E 5.00%, 11/01/21	4,000	4,268,080
Series 03 5.75%, 3/01/15	2,350	2,686,379
Series 04G 5.00%, 12/01/23	3,225	3,345,486
Series 04I 5.00%, 8/01/21	11,400	11,933,064

Series 05J 5.00%, 3/01/24	5,000	5,171,250
XLCA Series 04I 5.00%, 8/01/18	10,000	10,761,700
New York City GO (Prerefunded) 5.75%, 3/01/17	1,480	1,688,088
Series 01B 5.50%, 12/01/31	11,995	13,326,325
New York City GO (Unrefunded) 5.75%, 3/01/17	420	466,649
Series 01B 5.50%, 12/01/31	5	5,381
New York City HDC (NYC Hsg Auth) FGIC Series 05P6-A 5.00%, 7/01/19	10,000	10,835,000
New York City HDC MFHR (Rental Hsg) AMT Series 01C-2 5.40%, 11/01/33	3,030	3,061,361
Series 02A 5.50%, 11/01/34	1,250	1,263,988
New York City Hlth & Hosp Rev (Hlth Care Sys Rev) AMBAC Series 03A 5.25%, 2/15/22	5,700	6,045,534
New York City Hosp Rev (Hlth Sys) FSA Series 02A 5.125%, 2/15/23	1,500	1,569,570
New York City IDA (Brooklyn Navy Yard) AMT Series 97 5.75%, 10/01/36	3,000	2,929,770
New York City IDA (Staten Island Hosp) Series 01B 6.375%, 7/01/31	1,945	1,966,745
New York City IDA Spl Fac (Airis JFK Proj) Series 01A 5.50%, 7/01/28	9,000	8,596,080
New York City IDA Spl Fac Rev (Terminal One Group Assoc Proj) Series 05 5.50%, 1/01/24 (a)	800	826,344
New York City Muni Wtr Fin Auth Series 03A 5.00%, 6/15/27	1,000	1,036,540

New York City Spl Fac (Museum of Modern Art) AMBAC Series 01D 5.125%, 7/01/31	14,000	14,435,820
New York City Transitional Fin Auth 5.00%, 7/15/21	7,000	7,532,770
Series 02A 5.50%, 11/01/26 (a)	5,000	5,502,000
Series 05A-2 5.00%, 11/01/17	5,000	5,550,850
New York City Transitional Fin Auth (Prerefunded) Series 00B 6.00%, 11/15/29	6,000	6,563,520
New York City Transitional Fin Auth Future Tax Secured MBIA Series 03D 5.25%, 2/01/18	10,000	10,856,600
New York Conv Ctr Dev Corp Rev (Hotel Unit Fee Secured) AMBAC Series 05 5.00%, 11/15/30	10,000	10,304,500
New York Liberty Dev Corp Rev (National Sports Museum Proj) 6.125%, 2/15/19	900	918,018
New York St Dorm Auth (FHA Insured Maimonides) MBIA Series 04 5.75%, 8/01/29	3,515	3,855,076
New York St Dorm Auth (Non St Supported Debt Ozanam) 5.00%, 11/01/21	1,000	1,046,770
New York St Dorm Auth (NYU Hosp Ctr) 5.25%, 7/01/24	800	797,520
New York St Dorm Auth (Prerefunded) Series 02 5.00%, 7/01/32	4,000	4,391,840
New York St Dorm Auth Hlth Fac (Eger Rehab Ctr) FHA FHA Series 00 6.10%, 8/01/37	3,200	3,369,568
New York St Dorm Auth Hlth Fac (Nursing Home) FHA Series 02-34 5.20%, 2/01/32	3,965	4,492,147
New York St Dorm Auth Hosp Rev (Memorial Sloan-Kettering Ctr) MBIA Series 03A 5.00%, 7/01/22	5,000	5,255,600

New York St Dorm Auth Hosp Rev (Mount Sinai) NYU Hlth Sys Series 00 6.50%, 7/01/25	4,000	4,143,920
New York St Dorm Auth Lease Rev (Master Boces Program Wayne Finger) FSA Series 04 5.00%, 8/15/23	3,175	3,361,404
New York St Dorm Auth MFHR (Joachim & Anne Residence) Series 02 5.25%, 7/01/27	1,000	1,017,300
New York St Dorm Auth Rev 5.00%, 5/01/22	1,405	1,455,383
New York St Dorm Auth Rev (Cabrini of Westchester) GNMA 5.10%, 2/15/26	1,900	1,962,130
New York St Dorm Auth Rev (Leake & Watts Svc Inc.) MBIA Series 04 5.00%, 7/01/23	1,145	1,203,807
New York St Dorm Auth Rev (Leake & Watts Svcs Inc) MBIA Series 04 5.00%, 7/01/22	2,130	2,251,708
New York St Dorm Auth Rev (Montefiore Hosp) FGIC FHA Series 04 5.00%, 8/01/23	5,000	5,218,550
New York St Dorm Auth Rev (New York Univ) FGIC Series 04A 5.00%, 7/01/24	2,240	2,340,934
New York St Dorm Auth Rev (NYU Hosp Ctr) Series 07A 5.00%, 7/01/22	1,200	1,186,596
New York St Dorm Auth Rev (Rochester Univ) Series 04A 5.25%, 7/01/23 - 7/01/24	1,250	1,325,044
New York St Dorm Auth Rev (Rochester Univ) (Prerefunded) Series 04A 5.25%, 7/01/21	575	653,821
New York St Dorm Auth Rev (Westchester Cnty Court Fac Lease) Series 06A 5.00%, 8/01/17	9,510	10,631,229

New York St Energy Res & Dev Auth Elec Rev (Long Island Ltg Co.) AMT Series 95A 5.30%, 8/01/25	7,500	7,644,225
New York St Mtg Agy SFMR (Mtg Rev) AMT Series 01-31A 5.30%, 10/01/31	8,500	8,550,830
Series 82 5.65%, 4/01/30	2,955	3,045,955
New York St Pwr Auth MBIA 5.00%, 11/15/19 - 11/15/21	3,680	4,025,962
New York St SFMR (Mtg Rev) AMT Series 01-29 5.45%, 4/01/31	9,000	9,078,840
New York St Thruway Auth AMBAC Series 05B 5.00%, 4/01/21	7,500	8,025,750
FGIC Series 05B 5.00%, 4/01/17 (b)	12,750	14,033,033
New York St Thruway Auth Personal Income Tax Rev (Transp) AMBAC Series 04A 5.00%, 3/15/24	5,000	5,246,250
New York St Urban Dev Corp (Empire St) (Prerefunded) Series 02A 5.25%, 3/15/32	3,945	4,361,355
Niagara Frontier Transp Arpt Rev (Buffalo Niagara) AMT MBIA 5.625%, 4/01/29	2,500	2,548,950
Onondaga Cnty IDA Arpt Fac (Cargo ACQ) AMT Series 02 6.125%, 1/01/32	1,000	1,007,710
Onondaga Cnty IDA Swr Rev (Anheuser Busch) AMT Series 99 6.25%, 12/01/34	2,000	2,069,280
Onondaga Cnty PCR (Bristol-Meyers Squibb) AMT 5.75%, 3/01/24	4,000	4,489,240
Port Auth NY & NJ (JFK Int’l Arpt Proj) AMT MBIA Series 97-6 5.75%, 12/01/22	6,820	6,970,858

Sachem Ctr Sch Dist of Holbrook 5.00%, 10/15/21 - 10/15/22	5,415	5,777,428
Seneca Cnty IDA (New York Chiropractic Coll) 5.00%, 10/01/27	925	898,998
Spencerport Uni Sch Dist (Prerefunded) MBIA Series 02 5.00%, 6/15/21	2,500	2,709,450
Tobacco Settlement Fin Auth Series 03A-1 5.50%, 6/01/14	5,000	5,154,700
Ulster Cnty IDA 6.00%, 9/15/27	1,175	1,143,252
Yonkers IDA Hlth Fac (Malotz Pavillion Proj) MBIA Series 99 5.65%, 2/01/39	700	723,135

		408,791,687

Arizona - 0.2%
Goodyear IDA Wtr & Swr Rev (Litchfield Pk Svc Proj) AMT Series 01 6.75%, 10/01/31	1,000	1,035,700

California - 0.2%
California St GO Series 03 5.25%, 11/01/25	650	678,710
Series 04 5.20%, 4/01/26	350	358,299

		1,037,009

Florida - 2.2%
Crossings at Fleming Island CDD (Eagle Harbor) Series 00C 7.10%, 5/01/30	5,500	5,613,465
Fiddlers Creek CDD (Prerefunded) Series 99B 5.80%, 5/01/21	690	665,243
Hammock Bay CDD (Spl Assmt) Series 04A 6.15%, 5/01/24	800	792,624
Marshall Creek CDD Series 02A 6.625%, 5/01/32	950	1,005,964

Midtown Miami CDD Series 04A 6.00%, 5/01/24	2,500	2,358,725

		10,436,021

Georgia - 0.1%
Atlanta Tax Alloc (Eastside Proj) Series 05B 5.60%, 1/01/30	500	460,915

Guam - 0.1%
Guam Govt (Wtr & Waste Sys Rev) Series 05 6.00%, 7/01/25	500	526,335

Illinois - 0.9%
Antioch Village Spl Svc Area (Clublands Proj) Series 03 6.625%, 3/01/33	993	894,335
Plano Spl Svc Area No. 3 Spl Tax (Lakewood Springs Proj) Series 05A 5.95%, 3/01/28	1,350	1,317,519
Yorkville CFD (Raintree Village) Series 03 6.875%, 3/01/33	1,933	2,003,323

		4,215,177

Nevada - 0.3%
Clark Cnty Impr Dist No. 142 Series 03 6.10%, 8/01/18	1,475	1,490,547

Ohio - 0.3%
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	1,200	1,233,768

Puerto Rico - 6.2%
Puerto Rico Comwlth GO (Pub Impr) 5.25%, 7/01/23	1,600	1,655,952
Series 01A 5.50%, 7/01/19	915	1,001,879
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	537,095
Puerto Rico Elec Pwr Auth XLCA Series 02-1 5.25%, 7/01/22	10,000	11,194,200

Puerto Rico Elec Pwr Auth Rev 5.00%, 7/01/22	2,085	2,154,452
Puerto Rico HFA (Cap Fndtn Program) 5.00%, 12/01/20	5,215	5,293,538
Puerto Rico HFC SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 01A 5.20%, 12/01/33	1,690	1,699,599
Puerto Rico Muni Fin Agy Series 05A 5.25%, 8/01/23	935	964,761
Univ of Puerto Rico Series 06Q 5.00%, 6/01/20	4,225	4,384,874
Univ of Puerto Rico Rev 5.00%, 6/01/22	255	260,908

		29,147,258

Virginia - 0.7%
Bell Creek CDD Series 03A 6.75%, 3/01/22	284	279,033
Broad Street CDA (Parking Fac) Series 03 7.50%, 6/01/33	2,680	2,856,692

		3,135,725

Total Long-Term Municipal Bonds (cost $443,120,550)		461,510,142

Short-Term Municipal Notes - 0.4%
New York - 0.1%
New York City Transitional Fin Auth 1.90%, 2/01/31 (c)	500	500,000

Colorado - 0.1%
Colorado Ed & Cultural Fac Auth 1.60%, 12/01/34 (c)	500	500,000

New Jersey - 0.2%
New Jersey Econ Dev Auth Sch Rev (Sch Fac Constr Bonds) 1.73%, 9/01/31 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $2,000,000)		2,000,000

Total Investments - 98.3% (cost $445,120,550)		463,510,142
Other assets less liabilities - 1.7%		8,060,209

Net Assets - 100.0%		$471,570,351

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank N.A. (d)	$4,740	2/20/08	MMD	+	MMD ++	$125,472
Citibank	2,200	1/25/26	BMA	*	4.108%	135,934
JPMorgan Chase	4,500	6/15/15	3.777%		BMA *	(221,341)
Merrill Lynch	2,300	7/12/08	BMA	*	3.815%	17,992
Merrill Lynch	3,100	10/01/16	BMA	*	4.147%	233,153

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	40	March 2008	$4,402,350	$4,520,000	$(117,650)

(a)	Variable rate coupon, rate shown as of January 31, 2008.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $46,006.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Portfolio held 46% of net assets in insured bonds (of this amount 12% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA AMBAC AMT CDA CDD CFD ETM FGIC FHA FHLMC FNMA FSA GNMA GO HDC HFA HFC IDA IDR MBIA MFHR PCR RADIAN SFMR SONYMA XLCA	- - - - - - - - - - - - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Community Development Administration

Community Development District

Community Facilities District

Escrow to Maturity

Financial Guaranty Insurance Company

Federal Housing Administration

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Corporation

Housing Finance Authority

Housing Finance Corporation

Industrial Development Authority/Agency

Industrial Development Revenue

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Pollution Control Revenue Bond

Radian Group, Inc.

Single Family Mortgage Revenue

State of New York Mortgage Agency

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

California Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 97.8%
California - 94.3%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B 5.25%, 8/01/24	$3,000	$3,252,720
Banning Util Auth Wtr & Enterprise Rev (Ref & Impr Proj) FGIC Series 05 5.25%, 11/01/30	7,265	7,569,258
Bay Area Infra Fin Auth FGIC 5.00%, 8/01/17	2,000	2,128,740
Beaumont Fin Auth AMBAC 5.00%, 9/01/26	2,900	3,010,925
Calfornia St GO (Prerefunded) MBIA Series 02 5.00%, 2/01/32	3,500	3,830,225
California Dept of Wtr Res (Prerefunded) Series 02A 5.375%, 5/01/21	3,000	3,365,280
California Ed Fac Auth (Coll of Arts & Crafts) Series 01 5.875%, 6/01/30	2,200	2,274,382
California Ed Fac Auth (Univ of the Pacific) 5.00%, 11/01/21	990	1,015,473
Series 04 5.00%, 11/01/20	1,000	1,054,270
5.25%, 5/01/34	1,000	1,028,470
California HFA SFMR (Mtg Rev) AMT Series 99A-2 5.25%, 8/01/26	1,705	1,708,512

California Hlth Fac Fin Auth (Cottage Hlth Sys) MBIA Series 03B 5.00%, 11/01/23	2,500	2,606,075
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp) AMBAC Series 03C 5.00%, 8/15/21	3,365	3,513,396
California Infra & Econ Dev Bank (Kaiser Hosp) Series 01A 5.55%, 8/01/31	18,000	18,306,000
California Pollution Ctl Fin Auth (Pacific Gas & Elec) AMT MBIA Series 96A 5.35%, 12/01/16	15,500	16,525,635
California Pollution Ctl Fin Auth (So Calif Edison) AMT MBIA Series 99C 5.55%, 9/01/31	7,950	8,211,634
California Pollution Ctl Fin Auth (Tracy Material Recovery) AMT ACA Series 99A 5.70%, 8/01/14	3,670	3,678,331
California Pub Wks Brd Lease Rev (Coalinga) Series 04A 5.50%, 6/01/22 - 6/01/23	6,790	7,244,936
California Pub Wks Brd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	1,270	1,259,675
California Pub Wks Brd Lease Rev (Univ of Calif Proj) Series 05C 5.00%, 4/01/23	3,130	3,265,498
California Pub Wks Brd Lease Rev (Various Univ Calif Projs) Series 04F 5.00%, 11/01/26	8,065	8,320,257
California Rural MFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00B 6.25%, 12/01/31	80	81,862
GNMA/ FNMA Series 00D 6.00%, 12/01/31	290	290,664
GNMA/ FNMA Series 99A 5.40%, 12/01/30	290	291,873
MBIA Series 99A 5.40%, 12/01/30	720	725,573

California St Dept of Wtr Res Pwr Sup Rev (Prerefunded) FGIC Series 02A 5.125%, 5/01/18	10,000	11,117,800
California St GO 5.00%, 8/01/22 - 2/01/32	28,200	28,977,858
MBIA 5.00%, 6/01/18	5,000	5,458,850
MBIA- IBC Series 03 5.25%, 2/01/16	2,050	2,212,914
Series 03 5.25%, 2/01/24	3,500	3,662,750
California St GO (Prerefunded) 5.00%, 2/01/33	6,925	7,735,364
5.125%, 6/01/31	1,710	1,860,172
5.25%, 2/01/30 - 4/01/30	1,200	1,326,768
5.30%, 4/01/29	6,395	7,269,708
California St GO (Unrefunded) 5.125%, 6/01/31	20	20,374
5.25%, 2/01/30 - 4/01/30	13,975	14,333,198
5.30%, 4/01/29	5	5,180
California St Univ AMBAC 5.00%, 11/01/19	6,025	6,458,740
FGIC Series 03A 5.00%, 11/01/22	6,000	6,203,280
California Statewide CDA (Daughters of Charity Hlth) Series 05A 5.25%, 7/01/24	3,225	3,234,643
California Statewide CDA FNMA Series 98D 5.43%, 5/01/28	2,090	2,096,500
California Statewide CDA (Drew College Prep) Series 00 7.25%, 10/01/30	7,750	8,541,430
California Statewide CDA (Saint Mark’s Sch) Series 01 6.75%, 6/01/28	2,455	2,543,724
California Statewide CDA (San Diego Space & Science) Series 96 7.50%, 12/01/16	2,240	2,392,051

California Statewide CDA (Wildwood Elem Sch) Series 01 7.00%, 11/01/29	3,845	3,993,955
California Statewide CDA MFHR (Highland Creek Apts) AMT FNMA Series 01K 5.40%, 4/01/34	5,745	5,865,358
California Veterans Hsg AMBAC Series 02A 5.35%, 12/01/27	22,320	23,173,294
Castaic Lake Wtr Agy AMBAC Series 04A 5.00%, 8/01/16 - 8/01/18	4,325	4,675,205
MBIA Series 01A 5.20%, 8/01/30	1,625	1,671,475
Chino Hills CFD (Fairfield Ranch 10) Series 00 6.95%, 9/01/30	5,200	5,373,628
Commerce Joint Pwrs Fin Auth Lease Rev (Comnty Ctr Proj) XLCA Series 04 5.00%, 10/01/34	2,015	1,915,298
Corona CFD (Eagle Glen 97-2) ETM Series 98 5.875%, 9/01/23	6,065	6,094,355
East Palo Alto Pub Fin Auth (Univ Circle Gateway 101) RADIAN Series 05A 5.00%, 10/01/25	4,390	4,379,508
Eastern Wtr Dist Impr Area A (Morningstar Ranch) Series 02 6.40%, 9/01/32	3,660	3,733,712
El Centro Fin Auth (El Centro Med Ctr) Series 01 5.375%, 3/01/26	18,000	18,529,920
Encinitas Rec Ranch Golf Auth (Encinitas Ranch Golf Course) Series 04 5.50%, 9/01/23 - 9/01/24	1,110	1,069,328
5.60%, 9/01/26	1,000	967,470
Fontana CFD 11 Spl Tax (Heritage West End) Series B 6.50%, 9/01/28	8,505	8,679,182

Fontana Pub Fin Auth (No Fontana Redev Proj) AMBAC Series 03A 5.50%, 9/01/32	1,000	1,091,630
Foothill/Eastern Corridor Agy Series 95 Zero Coupon, 1/01/24	10,255	5,103,298
Zero Coupon, 1/01/25	15,000	7,050,300
Fremont Uni Sch Dist (Election 2002) FSA Series 05B 5.00%, 8/01/26	1,745	1,829,318
Fresno Joint Pwrs Lease Rev XLCA Series 04A 5.25%, 10/01/21 - 10/01/24	3,425	3,621,370
5.375%, 10/01/17	1,315	1,451,984
Fullerton Redev Agy RADIAN 5.00%, 4/01/21	2,225	2,270,746
Gilroy Uni Sch Dist FGIC 5.00%, 8/01/27	1,500	1,547,880
Huntington Park Pub Fin Auth FSA Series 04A 5.25%, 9/01/17	1,000	1,130,470
Kaweah Delta Hlth Care Dist MBIA Series 04 5.25%, 8/01/25 - 8/01/26	3,780	4,025,342
La Verne CFD 88-1 Spl Tax Series 98 5.875%, 3/01/14	4,390	4,419,325
Lammersville Sch Dist CFD Spl Tax (Mountain House) Series 02 6.375%, 9/01/32	4,250	4,322,505
Lancaster Redev Agy Tax Alloc Rev (Fire Protn Fac Proj) XLCA Series 04 5.00%, 12/01/23	1,120	1,161,843
Lancaster Redev Agy Tax Alloc Rev (Sheriffs Fac Proj) XLCA Series 04 5.00%, 12/01/23	1,875	1,945,050
Loma Linda Hosp (Loma Linda Univ Med Ctr) Series 05A 5.00%, 12/01/23	2,000	1,950,760

Los Angeles Cnty Metro Transp Auth (Prerefunded) FGIC Series 00A 5.25%, 7/01/30	2,750	2,971,513
Los Angeles Comnty Redev Agy Series 04L 5.00%, 3/01/17	2,565	2,641,257
5.10%, 3/01/19	1,350	1,379,565
Los Angeles Dept of Wtr & Pwr AMBAC 5.00%, 7/01/24	5,325	5,636,033
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev) MBIA Series 01A 5.00%, 7/01/24	1,500	1,537,605
Los Angeles MFHR (Park Plaza West) AMT GNMA 5.50%, 1/20/43	5,000	5,096,500
Los Angeles Uni Sch Dist AMBAC Series B 5.00%, 7/01/21 (a)	8,685	9,395,346
5.00%, 7/01/19	5,000	5,491,350
Manteca Uni Sch Dist (Prerefunded) FSA Series 04 5.25%, 8/01/22	1,390	1,589,896
Marin Wtr Dist Rev AMBAC Series 04 5.25%, 7/01/20	3,040	3,295,603
Murrieta Valley Uni Sch Dist (Election 2002) FSA Series 05B 5.125%, 9/01/29	1,275	1,343,174
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05 5.00%, 3/01/26	1,360	1,401,589
Norco Redev Agy Tax Alloc (Ref Norco Redev Proj No 1) RADIAN Series 04 5.00%, 3/01/24	3,060	3,056,542
Oakland Uni Sch Dist/Alameda Cnty FGIC 5.00%, 8/01/22	8,975	9,410,288
MBIA Series 05 5.00%, 8/01/25	7,455	7,728,077
Ohlone Comnty Coll Dist FSA Series 05B 5.00%, 8/01/24	1,850	1,957,652

Ontario Assmt Dist (Calif Commerce Ctr So) 7.70%, 9/02/10	2,465	2,504,169
Ontario COP (Wtr Sys Impr Proj) MBIA Series 04 5.25%, 7/01/21	1,700	1,838,924
Orange Cnty CFD 99-1 (Ladera Ranch) (Prerefunded) Series 99A 6.70%, 8/15/29	3,000	3,265,470
Orange Cnty Sr Lien (San Joaquin Hills Transp Corr) MBIA Zero Coupon, 1/15/36	47,415	9,620,978
Palm Springs COP ETM Series 91B Zero Coupon, 4/15/21	37,500	21,474,375
Palmdale Wtr Dist Rev COP FGIC Series 04 5.00%, 10/01/24	1,775	1,831,640
Pittsburg Redev Agy (Los Medanos Proj) MBIA Series 03A 5.00%, 8/01/21	6,410	6,739,218
Placentia-Yorba Linda Uni Sch Dist FGIC Series 06 5.00%, 10/01/27	4,200	4,296,222
Port of Oakland AMT FGIC Series 02L 5.375%, 11/01/27	2,500	2,562,225
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) Series 01 6.40%, 9/01/31	8,000	8,099,840
Rancho Etiwanda Pub Fac CFD 1 (Rancho Etiwanda) ETM Series 01 6.40%, 9/01/31	3,105	3,128,070
Riverside CFD No 89-1 (MTN Cove) (Prerefunded) Series 00 6.50%, 9/01/25	3,390	3,683,371
Riverside Cmnty Coll Dist (Prerefunded) MBIA Series 04A 5.25%, 8/01/25 - 8/01/26	1,980	2,264,744

Riverside Cnty Pub Fin Auth (Tax Alloc Rev) (Redev Proj) XLCA Series 04 5.00%, 10/01/35	2,475	2,364,244
Riverside Comnty Coll Dist MBIA 5.00%, 8/01/25	1,720	1,830,923
Rocklin Uni Sch Dist CFD MBIA Series 04 5.00%, 9/01/25	1,000	1,035,830
Roseville CFD (No 1 Central Roseville Highland Park) Series 99-A 5.80%, 9/01/17	6,630	6,716,124
Roseville High Sch Dist Series 01E 5.25%, 8/01/26	2,435	2,563,349
Sacramento CFD 97-01B (N Natomas Drain) (Prerefunded) Series 00B 7.25%, 9/01/30	5,375	5,902,126
Sacramento City Uni Sch Dist FSA Series 04D 5.25%, 7/01/21 - 7/01/23	8,525	9,167,309
Sacramento Cnty Hsg Auth MFHR (Cottage Estates) AMT FNMA Series 00B 6.00%, 2/01/33	5,300	5,481,737
Sacramento Cnty Hsg Auth MFHR (Verandas Apts) AMT FNMA Series 00H 5.70%, 3/01/34	2,875	2,929,194
Sacramento Muni Util Dist Elec Rev MBIA Series 03S 5.00%, 11/15/17	5,000	5,391,700
MBIA Series 04R-289-2 5.00%, 8/15/17	10,000	10,753,100
San Bernardino Cnty CFD 2002-1 (Kaiser Commerce Ctr) Series 02-1 5.90%, 9/01/33	4,750	4,675,852
San Bernardino SFMR (Mtg Rev) AMT GNMA/ FNMA Series 01-A1 6.35%, 7/01/34 (b)	560	564,995
San Diego Cnty COP Series 04A 5.50%, 9/01/44	5,000	5,172,300

San Diego HFA MFHR (Rental Rev) AMT GNMA/ FNMA Series 98C 5.25%, 1/20/40	6,105	6,106,465
San Diego Hsg Auth MFHR (Vista La Rosa Apt) AMT GNMA Series 00A 6.00%, 7/20/41	10,230	10,600,940
San Diego Uni Sch Dist (Election of 1998) MBIA Series 04E-1 5.00%, 7/01/23 - 7/01/24	2,240	2,397,794
San Francisco City & Cnty Int’l Arpt AMT FSA Series 00A 6.125%, 1/01/27	1,480	1,513,655
San Francisco Univ Funding, Inc. ACA Series 99 5.25%, 7/01/32	16,650	17,514,967
San Joaquin Hills Transp Corridor Agy ETM Series 93 Zero Coupon, 1/01/20	20,000	12,485,200
Zero Coupon, 1/01/21	20,000	11,701,400
Zero Coupon, 1/01/23	25,000	13,113,000
San Jose Redev Agy Tax Alloc Rev MBIA Series 04A 5.25%, 8/01/19	5,000	5,324,700
San Mateo Cnty Comnty Coll Dist COP (Prerefunded) MBIA Series 04 5.25%, 10/01/20 (c)	2,870	3,292,292
Santa Margarita Wtr Dist 6.25%, 9/01/29	11,550	11,915,532
Semitropic Impr Dist Wtr Storage XLCA Series 04A 5.50%, 12/01/23	1,640	1,778,383
South Gate Pub Fin Auth (South Gate Redev Proj No 1) XLCA Series 02 5.125%, 9/01/24	1,800	1,818,432
Tejon Ranch Pub Fac Fin Auth CFD 1 (Tejon Industrial Complex) Series 00A 7.20%, 9/01/30	9,880	10,182,566
Tejon Ranch Pub Fac Fin Auth CFD 2000-1 Series 03 6.125%, 9/01/27	1,000	998,250
6.20%, 9/01/33	2,375	2,365,500
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B 5.00%, 6/01/24	2,900	3,029,108

Univ of California 5.00%, 5/15/21	5,525	5,930,093
FSA Series 05B 5.00%, 5/15/24	3,600	3,818,160
Univ of California (Prerefunded) FGIC Series 01M 5.125%, 9/01/30	12,270	12,973,439
West Contra Costa Hlthcare Dist COP AMBAC Series 04 5.375%, 7/01/21 - 7/01/24	4,720	4,621,471
West Kern Cnty Wtr Rev (Prerefunded) Series 01 5.625%, 6/01/31	3,000	3,252,660
Westminster Redev Agy MFHR (Rose Garden Apt) AMT Series 93A 6.75%, 8/01/24	4,300	4,342,699

		703,921,202

Puerto Rico - 3.5%
Puerto Rico Comwlth GO (Pub Impr) 5.25%, 7/01/23	3,000	3,104,910
Series 01A 5.50%, 7/01/19	1,880	2,058,506
Series 03A 5.25%, 7/01/23	800	819,216
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	537,095
Puerto Rico Conv Ctr Auth AMBAC 5.00%, 7/01/17	10,730	11,465,434
Univ of Puerto Rico 5.00%, 6/01/18	4,930	5,197,206
Series 06Q 5.00%, 6/01/19	2,490	2,605,387

		25,787,754

Total Long-Term Municipal Bonds (cost $683,601,303)		729,708,956

Short-Term Municipal Notes - 0.7%
California - 0.3%
Abag Fin Auth for Nonprofit Corp.(Oshman Family Jewish Comnty) 1.81%, 6/01/37 (d)	1,100	1,100,000
California Pollution Ctl Fin Auth 1.50%, 11/01/26 (d)	1,000	1,000,000

		2,100,000

Alaska - 0.3%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj) Series 03C 1.80%, 7/01/37 (d)	1,600	1,600,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03B 1.80%, 7/01/37 (d)	500	500,000

		2,100,000

Pennsylvania - 0.1%
Philadelphia IDA (Fox Chase Cancer Ctr) Series A 1.87%, 7/01/31 (d)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $5,200,000)		5,200,000

Total Investments - 98.5% (cost $688,801,303)		734,908,956
Other assets less liabilities - 1.5%		11,360,710

Net Assets - 100.0%		$746,269,666

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank N.A. (e)	$7,450	2/20/08	MMD	+	MMD	++	$197,208
Citibank	5,600	1/25/26	BMA	*	4.108%		346,014
Merrill Lynch	3,900	7/12/08	BMA	*	3.815%		30,508
Merrill Lynch	2,800	10/01/16	BMA	*	4.147%		210,590
Merrill Lynch	13,800	7/30/26	4.090%		BMA	*	(818,680)
Merrill Lynch	10,200	8/09/26	4.063%		BMA	*	(578,593)
Merrill Lynch	13,400	11/15/26	4.377%		BMA	*	(1,303,254)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets

Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	63	March 2008	$6,933,701	$7,119,000	$(185,299)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $73,021.

(b)	Variable rate coupon, rate shown as of January 31, 2008.

(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Portfolio held 46% of net assets in insured bonds (of this amount 17% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA AMBAC AMT CDA CFD COP ETM FGIC FNMA FSA GNMA GO HFA IDA MBIA MFA MFHR RADIAN SFMR XLCA	- - - - - - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Community Development Administration

Community Facilities District

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Finance Authority

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Mortgage Finanace Authority

Multi-Family Housing Revenue

Radian Group, Inc.

Single Family Mortgage Revenue

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured California Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.7%
California - 97.7%
Acalanes Union High Sch Dist (Ref-2013 Crossover) FSA Series 05B 5.25%, 8/01/24	$2,000	$2,168,480
Bakerfield Wastewtr Rev FSA 5.00%, 9/15/22	5,000	5,428,750
Banning Util Auth Wtr & Enterprise Rev (Ref & Impr Proj) FGIC Series 05 5.25%, 11/01/30	1,140	1,187,743
Bay Area Infra Fin Auth FGIC 5.00%, 8/01/17 (a)	4,000	4,257,480
Beaumont Fin Auth AMBAC 5.00%, 9/01/26	405	420,491
Butte-Glenn Comnty Coll Dist (Election 2002) MBIA Series 05B 5.00%, 8/01/25	3,620	3,787,859
California HFA MFHR (Mtg Rev) AMBAC Series 95A 6.25%, 2/01/37	1,235	1,241,694
California Pub Wks Brd Lease Rev (Dept of Hlth Svcs-Richmond Lab) XLCA Series 05B 5.00%, 11/01/30	3,000	2,975,610
Capistrano Uni Sch Dist FGIC Series 00A 6.00%, 8/01/24	1,550	1,690,740
FSA Series 01B Zero Coupon, 8/01/25	8,000	3,436,720
Chino Redev Agy Spl Tax ETM AMBAC Series 01B 5.25%, 9/01/30	5,210	5,519,578
Coachella Valley Uni Sch Dist AMBAC 5.00%, 9/01/23	2,500	2,622,450

East Palo Alto Pub Fin Auth (Univ Circle Gateway 101) RADIAN Series 05A 5.00%, 10/01/25	680	678,375
Fontana Pub Fin Auth (No Fontana Redev Proj) AMBAC Series 03A 5.50%, 9/01/32	4,200	4,584,846
Franklin-McKinley Sch Dist (Prerefunded) FSA Series 02B 5.00%, 8/01/27	700	782,376
Fullerton Redev Agy RADIAN 5.00%, 4/01/21	1,025	1,046,074
Golden St Tobacco Securitization Corp. (Prerefunded) RADIAN Series 03 5.50%, 6/01/43	1,400	1,576,050
Jurupa Uni Sch Dist (Election 2001) FGIC Series 04 5.00%, 8/01/22	1,340	1,397,392
Long Beach Fin Auth (Aquarium of the Pacific Proj) AMBAC Series 01 5.25%, 11/01/30	6,500	6,758,895
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev) MBIA Series 01A 5.00%, 7/01/24	5,900	6,047,913
Murrieta Valley Uni Sch Dist (Election 2002) FSA Series 05B 5.125%, 9/01/29	225	237,031
Norco Redev Agy Tax Alloc (Norco Redev Proj Area No 1) AMBAC Series 05 5.00%, 3/01/26	540	556,513
Orange Cnty COP (Loma Ridge Data Ctr Proj) (Prerefunded) AMBAC 6.00%, 6/01/21	1,000	1,172,800
Perris Union High Sch Dist FGIC Series 05A 5.00%, 9/01/24	800	828,520
Poway Redev Agy (Paguay Proj) ETM AMBAC Series 01 5.375%, 12/15/31	5,940	6,180,333

Rancho Cordova COP (City Hall Fac Acq Proj) (Prerefunded) XLCA Series 05 5.00%, 2/01/24	2,645	2,990,516
Redding Elec Sys Rev MBIA Series 92A 7.382%, 7/01/22 (b)(c)	1,720	2,438,238
Riverside Cnty Pub Fin Auth Tax Alloc Rev (Redev Proj) XLCA Series 04 5.00%, 10/01/23	1,955	1,981,373
Riverside Cnty Redev Agy (Jurupa Valley Proj) AMBAC Series 01 5.125%, 10/01/35	5,000	5,563,750
Riverside Cnty Redev Agy (Jurupa Valley Proj) ETM AMBAC Series 01 5.25%, 10/01/35	5,000	5,585,500
San Diego Uni Sch Dist (Election of 1998) MBIA Series 04E-1 5.00%, 7/01/23	1,000	1,073,710
Southwestern Comnty Coll Dist MBIA Series 05 5.00%, 8/01/24	1,000	1,062,930
Stockton Pub Fin Auth RADIAN Series 06A 5.00%, 9/01/17 - 9/01/21	5,060	5,244,550
Torrance COP (Ref & Pub Impt Proj) AMBAC Series 05B 5.00%, 6/01/24	465	485,702
Univ of California FSA Series 05B 5.00%, 5/15/24	1,400	1,484,840

		94,495,822

Nevada - 3.0%
Henderson Loc Impr Dist FSA Series A 5.00%, 3/01/22	2,765	2,971,628

Total Investments - 100.7% (cost $92,211,161)		97,467,450
Other assets less liabilities - (0.7)%		(719,410)

Net Assets - 100.0%		$96,748,040

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (d)	$1,010	2/20/08	MMD	+	MMD	++	$26,736
Citibank, N.A.	900	1/25/26	BMA	*	4.108%		55,609
Merrill Lynch	600	7/12/08	BMA	*	3.815%		4,694
Merrill Lynch	3,100	10/21/16	BMA	*	4.128%		227,043
Merrill Lynch	700	7/30/26	4.090%		BMA	*	(41,527)
Merrill Lynch	1,600	11/15/26	4.377%		BMA	*	(155,612)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	9	March 2008	$990,529	$1,017,000	$(26,471)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $10,431.

(b)	Variable rate coupon, rate shown as of January 31, 2008.

(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Portfolio held 100% of net assets in insured bonds (of this amount 21% represents the Portfolio’s holding in pre-refunded bonds). 42% of the Portfolio’s insured bonds were insured by AMBAC.

Glossary:

AMBAC COP ETM FGIC FSA HFA MBIA MFHR MMD RADIAN XLCA	- - - - - - - - - - -

American Bond Assurance Corporation

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Housing Finance Authority

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Municipal Market Data

Radian Group, Inc.

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

Insured National Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 95.4%
Alabama - 0.8%
Jefferson Cnty Wtr & Swr Rev (Prerefunded) FGIC Series 02B 5.00%, 2/01/41	$1,000	$1,098,065

California - 6.9%
California St GO FSA Series 03 5.00%, 2/01/29	1,445	1,480,489
California St GO (Prerefunded) 5.125%, 2/01/28	1,500	1,685,775
AMBAC 5.00%, 4/01/27	1,035	1,136,492
California St GO (Unrefunded) AMBAC 5.00%, 4/01/27 (a)	1,965	2,020,492
Golden St Tobacco Securitization Corp. (Prerefunded) XLCA Series 03B 5.50%, 6/01/33	2,000	2,251,500
San Bernardino Cnty Redev ETM (Ontario Proj #1) MBIA Series 93 5.80%, 8/01/23	1,000	1,125,620

		9,700,368

Colorado - 7.7%
Midcities Metro Dist No 2 RADIAN 5.125%, 12/01/21	1,000	1,028,880
Northwest Parkway Toll Rev FSA Series 01C Zero Coupon, 6/15/25 (b)	9,000	8,820,450
SBC Metro Dist ACA Series 05 5.00%, 12/01/29	1,000	862,780

		10,712,110

Florida - 5.9%
Hollywood Comnty Redev Agy XLCA 5.00%, 3/01/24	5,000	5,210,850
Volusia Cnty Hlth Fac (John Knox Village) RADIAN Series 96A 6.00%, 6/01/17	3,000	3,033,270

		8,244,120

Illinois - 7.3%
Chicago Arpt Rev (O’Hare Int’l Arpt) XLCA Series 03B-1 5.25%, 1/01/34	1,700	1,723,154
Chicago Stadium Rev (Soldier Field) AMBAC Series 01 Zero Coupon, 6/15/30 (b)	7,000	6,625,080
Metro Pier & Expo Auth (McCormick Place) MBIA Series 02A 5.25%, 6/15/42	1,750	1,816,028

		10,164,262

Louisiana - 3.1%
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16 - 7/15/17	815	912,547
Lafayette LA Communications (Communications Sys Rev) XLCA 5.25%, 11/01/23	1,550	1,681,471
New Orleans GO MBIA Series 05 5.00%, 12/01/29	570	582,922
5.25%, 12/01/21	1,135	1,223,099

		4,400,039

Massachusetts - 5.4%
Massachusetts Hlth & Ed Fac Hosp Rev (Berkshire Hlth Sys) RADIAN Series 01E 5.70%, 10/01/25	5,800	5,958,630
Massachusetts Hlth & Ed Fac Hosp Rev (Cape Cod Hlthcare) RADIAN Series 01C 5.25%, 11/15/31	1,600	1,578,480

		7,537,110

Michigan - 6.6%
Detroit Wtr Sup Sys (Prerefunded) FGIC Series 01B 5.50%, 7/01/33	1,450	1,607,470
Kalamazoo Hosp Fin Auth (Borgess Med Ctr) ETM FGIC Series 94A 6.458%, 6/01/11 (c)	5,140	5,236,118
Michigan GO (Trunk Line Fund) (Prerefunded) FSA Series 01A 5.25%, 11/01/30	1,000	1,096,040
Royal Oak Hosp Fin Auth (William Beaumont Hosp) MBIA Series 01M 5.25%, 11/15/35	1,300	1,326,650

		9,266,278

Minnesota - 4.7%
Waconia Hlth Care Fac Rev (Ridgeview Med Ctr) RADIAN Series 99A 6.125%, 1/01/29	6,095	6,517,627

Missouri - 0.1%
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	120	109,988

Nevada - 1.5%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A 5.125%, 9/01/29	2,100	2,079,630

New Hampshire - 1.8%
New Hampshire Hosp Rev (Mary Hitchcock Hosp) FSA Series 02 5.50%, 8/01/27	2,250	2,465,775

New Jersey - 3.2%
Morris-Union Jointure COP RADIAN Series 04 5.00%, 5/01/27	1,700	1,656,820
New Jersey Ed Fac Auth (Hgr Ed Cap Impr) (Prerefunded) AMBAC Series 02A 5.125%, 9/01/22	2,500	2,761,325

		4,418,145

New York - 6.9%
Erie Cnty IDA (Buffalo Sch Dist Proj) FSA Series 04 5.75%, 5/01/26	1,300	1,438,788
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded) FSA Series 99 5.75%, 8/01/29	7,600	8,156,548

		9,595,336

North Carolina - 0.8%
North Carolina Eastern Muni Pwr Agy AMBAC Series 05A 5.25%, 1/01/20	1,000	1,086,790

Ohio - 5.8%
Cleveland Pub Pwr Sys Rev FGIC Series 06A 5.00%, 11/15/18	500	548,310
Cnty of Hamilton (Prerefunded) AMBAC Series B 5.25%, 12/01/32	5,660	6,108,725
Cnty of Hamilton (Unrefunded) AMBAC Series B 5.25%, 12/01/32	1,440	1,514,217

		8,171,252

Pennsylvania - 9.4%
Allegheny Cnty Hgr Ed Rev (Carnegie Mellon Univ) Series 02 5.50%, 3/01/28	5,665	5,974,706
Pennsylvania Trpk Transp Rev (Prerefunded) AMBAC Series 01 5.25%, 7/15/41	6,500	7,159,620

		13,134,326

Puerto Rico - 5.6%
Puerto Rico Elec Pwr Auth XLCA Series 02-1 5.25%, 7/01/22	6,935	7,763,178

Rhode Island - 4.2%
Rhode Island Econ Dev Auth (Providence Place Mall Proj) ASSET GTY Series 00 6.125%, 7/01/20	5,500	5,921,520

South Carolina - 2.1%
Dorchester Cnty Sch Dist No 2 ASSURED GTY 5.00%, 12/01/29	400	411,176

Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05 5.00%, 12/01/27	2,335	2,404,910
Series 05 5.00%, 12/01/30	115	106,743

		2,922,829

Texas - 3.0%
Guadalupe-Blanco River Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A 5.00%, 8/15/24	455	467,781
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA 5.00%, 9/01/24	180	189,507
San Antonio GO Series 02 5.00%, 2/01/23	1,485	1,537,584
Texas Trpk Auth AMBAC Series 02A 5.50%, 8/15/39	2,000	2,049,800

		4,244,672

Washington - 0.7%
Tacoma Solid Waste Util Rev XLCA Series 06 5.00%, 12/01/18 (a)	865	942,141

West Virginia - 1.9%
Fairmont Hgr Ed (Fairmont St Coll) FGIC Series 02A 5.375%, 6/01/27	2,500	2,633,700

Total Long-Term Municipal Bonds (cost $124,730,177)		133,129,261

Short-Term Municipal Notes - 3.4%
Alaska - 0.3%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj) 1.80%, 7/01/37 (d)	500	500,000

Connecticut - 0.3%
Connecticut HEFA 1.60%, 7/01/36 (d)	500	500,000

Georgia - 1.0%
Atlanta Arpt MBIA 7.00%, 1/01/30 (d)	845	845,000
Atlanta Wtr & Wastewtr FSA Series 01C 2.00%, 11/01/41 (d)	500	500,000

		1,345,000

Nevada - 1.1%
Clark Cnty Sch Dist FSA Series 01A 1.70%, 6/15/21 (d)(e)	1,500	1,500,000

New York - 0.3%
New York FSA Series A6 1.90%, 11/01/26 (d)	500	500,000

North Carolina - 0.4%
North Carolina Med Care Commission (Carol Woods Proj) RADIAN Series 01A 1.88%, 4/01/31 (d)	500	500,000

Total Short-Term Municipal Notes (cost $4,845,000)		4,845,000

Total Investments - 98.8% (cost $129,575,177)		137,974,261
Other assets less liabilities - 1.2%		1,605,750

Net Assets - 100.0%		$139,580,011

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank N.A. (f)	$1,350	2/20/08	MMD	+	MMD	++	$35,736
Merrill Lynch	700	7/12/08	BMA	*	3.815%		5,476
Merrill Lynch	1,000	10/21/16	BMA	*	4.128%		73,240
Merrill Lynch	2,500	7/30/26	4.090%		BMA	*	(148,312)
Merrill Lynch	2,500	11/15/26	4.377%		BMA	*	(243,144)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets
Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	11	March 2008	$1,210,646	$1,243,000	$(32,354)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $12,442.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)	Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Portfolio held 93% of net assets in insured bonds (of this amount 50% represents the Portfolio’s holding in pre-refunded bonds). 24% and 21% of the Portfolio’s insured bonds were insured by AMBAC and RADIAN, respectively.

Glossary:

ACA AMBAC ASSET GTY ASSURED GTY COP ETM FGIC FSA GO HEFA IDA MBIA RADIAN XLCA	- - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Asset Guaranty Insurance Company AKA Radian

Assured Guaranty

Certificate of Participation

Escrow to Maturity

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

General Obligation

Health & Education Facility Authority

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Radian Group, Inc.

XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund

National Portfolio

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 93.0%
Alabama - 1.4%
Jefferson Cnty Ltd Oblig Sch Warrants Series 04A 5.25%, 1/01/18 - 1/01/23	$3,900	$4,209,276
Montgomery Spl Care Fac Fin Auth (Baptist Hlth) (Prerefunded) Series 04C 5.25%, 11/15/29	2,190	2,484,336

		6,693,612

Alaska - 0.5%
Anchorage Wastewtr Rev MBIA Series 04 5.125%, 5/01/29	2,075	2,337,923

Arizona - 3.1%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 3.20%, 2/01/42 (a)	2,600	2,522,078
Estrella Mtn Ranch CFD (Desert Village) 7.375%, 7/01/27	2,610	2,757,413
Phoenix Civic Impr Corp. Wastewtr Sys Rev MBIA Series 04 5.00%, 7/01/23	1,750	1,838,883
Pima Cnty IDA (Horizon Comnty Learning Ctr) Series 05 5.125%, 6/01/20	3,310	3,263,693
Queen Creek Impr Dist No 1 5.00%, 1/01/26	1,300	1,253,733
Salt Verde Financial Corp. 5.25%, 12/01/23	2,560	2,595,584
Sundance Comnty Fac Dev Assmt Dist No 1 Series 02 7.75%, 7/01/22	625	652,031

		14,883,415

California - 2.8%
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded) Series 02A 5.375%, 5/01/22	2,000	2,243,520
California St GO (Prerefunded) 5.25%, 4/01/30	810	895,690
AMBAC 5.00%, 4/01/27	910	999,234

California St GO (Unrefunded) 5.25%, 4/01/30	15	15,398
AMBAC 5.00%, 4/01/27	1,740	1,789,138
Chula Vista IDR (San Diego Gas) Series 96A 5.30%, 7/01/21	4,000	4,200,600
Manteca Uni Sch Dist MBIA Series 01 Zero Coupon, 9/01/31	11,910	3,510,592

		13,654,172

Colorado - 2.5%
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch) Series 05 6.50%, 5/01/36	500	492,750
Colorado HFA SFMR (Mtg Rev) AMT Series 99A-2 6.45%, 4/01/30	550	575,746
Colorado Hlth Fac Auth (Evangelical Lutheran) 5.25%, 6/01/19	1,500	1,595,475
Colorado Hlth Fac Auth (Parkview Med Ctr) Series 04 5.00%, 9/01/25	690	685,984
Midcities Metro Dist No 2 RADIAN 5.125%, 12/01/21	2,000	2,057,760
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax) Series 05 5.50%, 12/01/30	1,900	1,877,941
PV Wtr & Sanitation Metro Dist Capital Appreciation Series 06 Zero Coupon, 12/15/17	3,856	2,121,648
Todd Creek Farms Metro Dist No 1 6.125%, 12/01/22	1,210	1,159,349
Series 04 6.125%, 12/01/19	820	795,269
Vista Ridge Metro Dist RADIAN 5.00%, 12/01/26	500	493,365

		11,855,287

Connecticut - 0.2%
Connecticut HEFA Rev (Griffin Hosp)
RADIAN Series 05B 5.00%, 7/01/23	750	751,342

District Of Columbia - 1.9%
Dist of Columbia GO ACA 5.00%, 6/01/26	1,000	939,360
FSA Series 2007C 5.00%, 6/01/23	7,775	8,277,420

		9,216,780

Florida - 9.6%
Beacon Tradeport CDD Series 02B 7.25%, 5/01/33	150	154,128
Bonnet Creek Resort CDD Series 02 7.25%, 5/01/18	2,000	2,064,520
Clay Cnty CDD (Crossings at Fleming Island) Series 00C 7.05%, 5/01/15	1,650	1,684,568
Collier Cnty IDR (Southern St Util) AMT Series 96 6.50%, 10/01/25	705	706,459
Gateway CDD (Sun City Ctr) Series 03B 5.50%, 5/01/10	275	266,830
Indian Trace Dev Dist Spl Assmt (Wtr Mgmt Spl Benefit) MBIA Series 05 5.00%, 5/01/22 - 5/01/23	1,800	1,897,368
Jacksonville Hosp Rev (Mayo Clinic) Series 01C 5.50%, 11/15/36	6,750	7,347,780
Lee Cnty CFD (Herons Glen) (Prerefunded) Series 99 6.00%, 5/01/29	6,090	6,442,733
Lee Cnty HFA SFMR (Mtg Rev) AMT GNMA/ FNMA Series 00A-1 7.20%, 3/01/33	85	85,066
Marshall Creek CDD Series 02A 6.625%, 5/01/32	1,670	1,768,380
Miami Beach Hlth Fac Auth Rev (Mt Sinai Med Ctr) Series 01A 6.80%, 11/15/31	3,500	3,556,385
Miromar Lakes CDD Series 00A 7.25%, 5/01/12	3,325	3,363,836
Orange Cnty HFA MFHR(Seminole Proj) AMT Series 99L 5.80%, 6/01/32	5,000	5,026,450
Orlando Assess Dist (Conroy Rd Proj) Series 98A 5.80%, 5/01/26	3,250	3,136,315
Pasco Cnty HFA MFHR (Pasco Woods Apts) AMT Series 99A 5.90%, 8/01/39	3,690	3,756,531
Pier Park CDD Series 02-1 7.15%, 5/01/34	3,245	3,360,457

Preserve at Wildnerness Lake CDD Series 02B 6.20%, 11/01/08	30	29,845
Tara CDD 1 Series 00A 7.15%, 5/01/31	1,785	1,836,033

		46,483,684

Illinois - 4.5%
Chicago Arpt Rev (O’Hare Int’l Arpt) XLCA Series 03B-1 5.25%, 1/01/34	3,400	3,446,308
Chicago HFA SFMR (Mtg Rev) GNMA/ FNMA/ FHLMC Series 99C 7.05%, 10/01/30	65	66,039
Chicago HFA SFMR (Mtg Rev) AMT GNMA/ FNMA/ FHLMC Series 98A 6.45%, 9/01/29	255	256,431
GNMA/ FNMA/ FHLMC Series 98C-1 6.30%, 9/01/29	185	189,573
GNMA/ FNMA/ FHLMC Series 99 A 6.35%, 10/01/30	265	272,333
Chicago Incr Alloc 7.46%, 2/15/26	1,770	1,827,259
Chicago Spec Assess (Lake Shore East) Series 03 6.75%, 12/01/32	3,500	3,591,700
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj) Series 03 6.00%, 3/01/28	2,430	2,299,898
Hampshire Spl Svc Area No 14 5.80%, 3/01/26	1,595	1,494,898
Illinois Fin Auth (Advocate Health Care) AMBAC Series 2007B-3 6.25%, 11/01/38 (b)	4,000	3,998,200
Illinois Fin Auth Rev (Illinois Inst of Technology) Series 06A 5.00%, 4/01/31	750	714,375
Manhattan (No 04-1 Brookstone Springs Proj) Series 05 5.875%, 3/01/28	1,674	1,597,147
Metro Pier & Expo Auth (McCormick Place) MBIA Series 02A 5.25%, 6/15/42	1,750	1,816,027

		21,570,188

Indiana - 0.6%
Hendricks Cnty Bldg Fac Corp. 5.50%, 7/15/23	1,165	1,261,077
Indiana Dev Fin Auth (Inland Steel) Series 97 5.75%, 10/01/11	1,825	1,852,430

		3,113,507

Iowa - 0.0%
Coralville Urban Rev Tax Incr Series 07C 5.00%, 6/01/18	140	144,841

Kansas - 0.2%
Lenexa Hlth Care Fac (Lakeview Village Inc.) 5.25%, 5/15/22	870	836,131

Louisiana - 4.6%
City of New Orleans RADIAN 5.00%, 12/01/18	475	499,439
De Soto Parish PCR (Int’l Paper Co) Series 02a 5.00%, 10/01/12	2,200	2,267,034
Ernest N Morial-New Orleans (Exhibit Hall Auth Spl Tax) AMBAC Series A 5.25%, 7/15/16 - 7/15/17	2,475	2,771,233
Lafayette LA Communications (Communications Sys Rev) XLCA 5.25%, 11/01/20 - 11/01/23	5,000	5,509,442
Louisiana Arpt Fac (Cargo ACQ Grp) AMT Series 02 6.65%, 1/01/25	800	827,240
New Orleans GO MBIA Series 05 5.00%, 12/01/29	3,420	3,497,531
5.25%, 12/01/21	3,360	3,620,803
RADIAN 5.00%, 12/01/19 - 12/01/22	3,175	3,277,081

		22,269,803

Maryland - 2.3%
Maryland CDA SFMR (Mtg Rev) AMT Series 00A 6.10%, 7/01/38	6,285	6,392,285
Maryland IDR (Med Waste Assoc) AMT Series 89 8.75%, 11/15/10 (c)(d)	1,225	1,044,055
Tax Exempt Muni Infra Series 04A 3.80%, 5/01/08 (e)	3,924	3,932,868

		11,369,208

Massachusetts - 4.0%
Massachusetts Dev Fin Agy Hlth Fac (Seven Hills Fdn) RADIAN Series 99 5.15%, 9/01/28	6,035	5,951,898
Massachusetts Port Auth AMT Series 99D 6.00%, 7/01/29	7,500	7,753,725
Massachusetts St GO (Prerefunded) Series 02C 5.25%, 11/01/30	5,000	5,544,600

		19,250,223

Michigan - 5.3%
Detroit Tax Incr (Diamler/Chrysler Assembly Plant) Series 98A 5.50%, 5/01/21	525	484,591
Detroit Wtr Sup Sys FSA Series 2006A 5.00%, 7/01/24	7,005	7,438,960
Kent Hosp Fin Auth (Metro Hosp Proj) Series 05A 5.75%, 7/01/25	710	721,928
Michigan HDA MFHR (Rental Rev) AMT AMBAC Series 97A 6.10%, 10/01/33	1,000	1,010,760
Michigan Hosp Fin Auth (Sparrow Med Ctr) (Prerefunded) Series 01 5.625%, 11/15/36	2,650	2,956,525
Michigan Hosp Fin Auth (Trinity Hlth) Series 00A 6.00%, 12/01/27	4,515	4,751,721
Plymouth Ed Ctr Charter Sch Pub Sch Academy Rev Series 05 5.375%, 11/01/30	2,000	1,893,200
Saginaw Hosp Fin Auth (Covenant Med Ctr) Series 00F 6.50%, 7/01/30	6,125	6,438,845

		25,696,530

Minnesota - 1.7%
Minneapolis & St. Paul Arpt Rev AMT FGIC Series 00B 6.00%, 1/01/21	3,520	3,654,746
Shakopee Hlth Care Fac (St Francis Regl Med Ctr) Series 04 5.10%, 9/01/25	2,700	2,672,109
St. Paul Hsg & Redev Auth (Hltheast Proj) Series 05 6.00%, 11/15/25	500	508,325
Western Minnesota Muni Pwr Agy FSA 5.00%, 1/01/17 (f)	1,400	1,571,976

		8,407,156

Missouri - 0.7%
Kansas City Arpt Fac Rev (Cargo ACQ Grp) Series 02 6.25%, 1/01/30	1,965	1,991,292
Missouri Dev Fin Brd Infra Fac Rev (Crackerneck Creek Project) Series 05C 5.00%, 3/01/26	1,000	1,005,160
Riverside IDA (Riverside Horizons Proj) ACA Series 07A 5.00%, 5/01/27	370	339,131

		3,335,583

Nevada - 0.6%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj) RADIAN Series 03A 5.125%, 9/01/29	2,700	2,673,810

New Hampshire - 1.2%
New Hampshire Bus Fin Auth PCR (Public Svc Co) AMT Series 93E 6.00%, 5/01/21	4,000	4,097,280
New Hampshire Hlth & Ed Fac (Covenant Hlth) Series 04 5.375%, 7/01/24	1,680	1,725,192

		5,822,472

New Jersey - 4.3%
Morris-Union Jointure COP RADIAN Series 04 5.00%, 5/01/27	5,175	5,043,555
New Jersey Econ Dev Auth (Sch Fac Constr) Series 05 5.25%, 3/01/25	6,200	6,625,878
New Jersey St Ed Fac Auth (Prerefunded) AMBAC Series 02A 5.25%, 9/01/21	8,005	8,884,589

		20,554,022

New Mexico - 1.8%
Clayton Jail Proj Rev CIFG 5.00%, 11/01/25 - 11/01/27	8,475	8,692,560

New York - 5.3%
Erie Cnty IDA Sch Fac Rev (Buffalo Sch Dist Proj) FSA Series 04 5.75%, 5/01/25 - 5/01/26	3,800	4,210,847
New York City Ed Fac (Lycee Francais) ACA Series 02C 6.80%, 6/01/28	2,500	2,629,025
New York City GO Series 03 5.75%, 3/01/15	2,350	2,686,379

Series 03A 5.50%, 8/01/21	5,000	5,466,700
Series 04G 5.00%, 12/01/23	895	928,437
New York City GO (Prerefunded) 5.75%, 3/01/17	1,480	1,688,088
New York City GO (Unrefunded) 5.75%, 3/01/17	420	466,650
New York City Transitional Fin Auth Series 05A-2 5.00%, 11/01/17	5,000	5,550,850
New York Liberty Dev Corp Rev (National Sports Museum Proj) 6.125%, 2/15/19	850	867,017
New York St HFA (Eco Dev & Hsg) FGIC Series 05A 5.00%, 9/15/25	1,200	1,251,684

		25,745,677

North Dakota - 0.3%
Ward Cnty Hlth Care Fac (Trinity Hlth) 5.125%, 7/01/18 - 7/01/20	1,380	1,391,173

Ohio - 3.5%
Cleveland Cuyahoga Port Auth Series 01 7.35%, 12/01/31	5,400	5,550,498
Cleveland Pub Pwr Sys Rev FGIC Series 06A 5.00%, 11/15/18	2,335	2,560,608
Franklin Cnty (OCLC Online Computer Library Ctr) Series 98A 5.20%, 10/01/20	1,200	1,223,760
Toledo Lucas Cnty Port Auth (CSX Transp) Series 92 6.45%, 12/15/21	6,730	7,357,572

		16,692,438

Oregon - 1.1%
Forest Grove Rev (Ref & Campus Impt Pacific Proj A) RADIAN Series 05A 5.00%, 5/01/28	2,995	2,942,408
Oregon Hsg Dev Agy SFMR (Mtg Rev) AMT Series 02B 5.45%, 7/01/32	2,225	2,249,097

		5,191,505

Pennsylvania - 3.8%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys) 5.00%, 11/15/17	2,900	2,816,828
Ephrata Area Sch Dist (Prerefunded) FGIC Series 05 5.00%, 3/01/22	2,565	2,889,652

Harrisburg Arpt Auth (Susquehanna Arpt Proj) AMT Series 99 5.50%, 1/01/24	500	474,575
Montgomery Cnty Hosp Rev (Abington Mem Hosp) Series 02A 5.125%, 6/01/32	2,000	1,984,740
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	1,210	1,217,526
Pennsylvania Hgr Ed Hosp Rev (UPMC Hlth Sys) Series 01A 6.00%, 1/15/31	3,845	4,066,549
Philadelphia Auth IDR (Leadership Learning Partners) Series 05A 5.25%, 7/01/24	1,030	938,969
South Ctr Gen Auth (Wellspan Hlth) MBIA Series 01 5.25%, 5/15/31	685	745,910
South Ctrl Hosp Rev (Wellspan Hlth) (Prerefunded) MBIA Series 01 5.25%, 5/15/31	3,115	3,422,949

		18,557,698

Puerto Rico - 1.8%
Puerto Rico Comwlth GO (Pub Impr) 5.25%, 7/01/23	1,100	1,138,467
Series 01A 5.50%, 7/01/19	500	547,475
Series 03A 5.25%, 7/01/23	500	512,010
Series 04A 5.25%, 7/01/19	1,920	2,017,805
Puerto Rico Comwlth Govt Dev Bank (Sr Notes) Series 06B 5.00%, 12/01/15	500	537,095
Univ of Puerto Rico Series 06Q 5.00%, 6/01/19 - 6/01/20	3,730	3,885,890

		8,638,742

South Carolina - 2.1%
Dorchester Cnty Sch Dist No 2 (No 002 Installment Pur Rev) Series 06 5.00%, 12/01/30	1,500	1,479,795
Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj) ASSURED GTY Series 05 5.00%, 12/01/27	3,890	4,006,467
Series 05 5.00%, 12/01/30	335	310,947
Scago Ed Fac Corp. for Calhoun Sch Dist RADIAN 5.00%, 12/01/21	4,300	4,382,646

		10,179,855

Tennessee - 0.6%
Johnson City Hlth & Ed Fac Hosp Rev (First Mtg - MTN Sts Hlth) Series 06A 5.50%, 7/01/31	1,360	1,337,084
Sullivan Cnty Hlth Ed 5.00%, 9/01/22	1,265	1,262,356
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys Proj) 5.25%, 9/01/26	275	274,665

		2,874,105

Texas - 12.4%
Bexar Cnty Hlth Fac Dev Corp Rev 5.00%, 7/01/27	325	302,812
Camino Real Regl Mobility Auth 5.00%, 2/15/21 (g)	3,000	3,054,720
Series 2008 5.00%, 8/15/21 (g)	1,790	1,821,128
Corpus Christi Arpt Rev (Corpus Christi Int’l) FSA Series 00B 5.375%, 2/15/30	7,100	7,331,744
Dallas-Fort Worth Arpt Rev (Int’l Arpt) FGIC Series 01 5.50%, 11/01/35	13,400	13,538,422
Ector Cnty Independent Sch Dist 5.25%, 8/15/27	3,000	3,368,435
Garza Cnty Pub Fac Corp. 5.50%, 10/01/19	535	553,591
Grapevine Arpt Rev 6.50%, 1/01/24	995	1,030,731
Guadalupe-Blanco River Auth & Surp (Contract & Sub Wtr Res) MBIA Series 04A 5.00%, 8/15/24	1,440	1,480,450
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj) Series 05 5.00%, 8/15/14 - 8/15/19	730	744,250
Houston Arpt Rev (Cargo ACQ Grp) AMT Series 02 6.375%, 1/01/23	3,000	3,089,280
Laredo Independent Sch Dist AMBAC Series 04A 5.00%, 8/01/24	1,000	1,023,750
Lubbock (Ctfs Oblig-Tax & Wtrwks Surp) FSA 5.125%, 2/15/24	3,335	3,539,769
North Texas Hlth Fac (United Regl Hlth Care Sys) FSA 5.00%, 9/01/24	570	600,107
Richardson Hosp Auth (Richardson Regl Med Ctr) FSA Series 04 5.875%, 12/01/24	2,310	2,366,295

San Antonio GO (Unrefunded) Series 02 5.00%, 2/01/22	3,060	3,180,931
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj) Series 04 5.25%, 9/01/28	1,000	993,740
Texas Trpk Auth AMBAC Series 02A 5.50%, 8/15/39	7,500	7,686,750
Tyler Hosp Rev (Mother Francis Regl Hlth) Series 01 6.00%, 7/01/31	3,900	4,425,876

		60,132,781

Utah - 0.2%
Spanish Fork City Utah Charter 5.55%, 11/15/21	860	830,227

Virgin Islands - 1.7%
Virgin Islands Pub Fin Auth FSA Series 03 5.00%, 10/01/13 - 10/01/14	2,025	2,248,576
5.25%, 10/01/15 - 10/01/17	5,460	6,065,987

		8,314,563

Virginia - 1.3%
Arlington IDA Hosp Rev (Arlington Hlth Sys) (Prerefunded) Series 01 5.25%, 7/01/31	1,000	1,098,750
Bell Creek CDD Series 03A 6.75%, 3/01/22	852	837,099
Broad Street CDD (Parking Fac) Series 03 7.50%, 6/01/33	3,000	3,197,790
Pocahontas Pkwy Assoc Toll Rd Rev (Cap Appreciation) Sr (Prerefunded) Series 98B Zero Coupon, 8/15/15	2,000	1,361,320

		6,494,959

Washington - 3.6%
City of Spokane AMBAC 5.00%, 12/01/22	5,550	5,881,058

Energy Northwest Wind AMBAC 5.00%, 7/01/21	7,845	8,348,178
Tacoma Solid Waste Util Rev XLCA Series 06 5.00%, 12/01/18	2,750	2,995,245
Washington Hlth Care Fac Auth RADIAN 6.24%, 7/01/38 (b)	350	350,000

		17,574,481

Wisconsin - 1.5%
Milwaukee Arpt Rev (Cargo ACQ Corp) AMT Series 02 6.50%, 1/01/25	2,315	2,393,131
Wisconsin Hlth & Ed Fac Auth (Bell Tower Residence Proj) FHLB Series 05 5.00%, 7/01/25	1,270	1,278,535
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan) MBIA 5.25%, 8/15/20	3,400	3,430,158

		7,101,824

Total Long-Term Municipal Bonds (cost $437,687,122)		449,332,277

Short-Term Municipal Notes - 6.5%
Alaska - 2.1%
Valdez Alaska Marine Term Rev (BP Pipelines, Inc. Proj) 1.80%, 7/01/37 (h)(i)	3,000	3,000,000
Series 03C 1.80%, 7/01/37 (h)(i)	2,000	2,000,000
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03A 1.50%, 6/01/37 (i)	5,500	5,500,000

		10,500,000

California - 0.5%
California Pollution Ctl Fin Auth 1.50%, 11/01/26 (i)	2,500	2,500,000

Colorado - 0.9%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 1.60%, 2/01/25 (i)	450	450,000
1.90%, 9/01/35 - 9/01/37 (i)	1,500	1,500,000
1.93%, 8/01/27 (i)	2,300	2,300,000

		4,250,000

Florida - 0.8%
Alachua Cnty Hlth Fac Auth 1.50%, 12/01/32 (i)	2,000	2,000,000
Broward Cnty Ed Fac Auth 1.80%, 4/01/24 (i)	1,800	1,800,000

		3,800,000

Georgia - 0.6%
Atlanta Arpt MBIA 7.00%, 1/01/30 (i)	2,880	2,880,000

Massachusetts - 0.1%
Massachusetts St GO (Central Artery) Series 00A 1.80%, 12/01/30 (i)	500	500,000

New Mexico - 0.5%
Hurley PCR (Kennecott Santa Fe) 1.80%, 12/01/15 (h)(i)	2,300	2,300,000

Tennessee - 0.1%
Chattanooga Hlth Ed & Hsg Fac Brd 1.90%, 6/01/28 (i)	500	500,000

Texas - 0.6%
Lower Neches Valley Auth IDA 1.70%, 8/01/22 (i)	1,900	1,900,000
San Antonio Ed Fac Corp. 2.20%, 12/01/27 (i)	1,000	1,000,000

		2,900,000

Washington - 0.3%
Washington St Hsg Fin Commission 2.04%, 1/01/34 (i)	1,400	1,400,000

Total Short-Term Municipal Notes (cost $31,530,000)		31,530,000

Total Investments - 99.5% (cost $469,217,122)		480,862,277
Other assets less liabilities - 0.5%		2,466,292

Net Assets - 100.0%		$483,328,569

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank N.A. (j)	$4,510	2/20/08	MMD	+	MMD ++	$119,384
Merrill Lynch	2,200	7/12/08	BMA	*	3.815%	17,210
Merrill Lynch	3,205	2/12/12	BMA	*	3.548%	116,777

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	38	March 2008	$4,182,233	$4,294,000	$(111,768)

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2008.

(b)	Variable rate coupon, rate shown as of January 31, 2008.

(c)	Illiquid security, valued at fair value.

(d)	Security is in default and is non-income producing.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At JanuarY 31, 2008, the market value of this security amounted to $3,932,868 or 0.8% of net assets.

(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $43,790.

(g)	When-Issued security.

(h)	Position, or a portion thereof, has been segregated to collateralize when issued securities.

(i)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Portfolio held 41% of net assets in insured bonds (of this amount 12% represents the Portfolio’s holding in pre-refunded bonds).

Glossary:

ACA AMBAC AMT ASSURED GTY CDA CDD CFD CIFG COP FGIC FHLB FHLMC FNMA FSA GNMA GO HDA HEFA HFA IDA IDR MBIA MFHR MTN PCR RADIAN SFMR XLCA	- - - - - - - - - - - - - - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Assured Guaranty

Community Development Administration

Community Development District

Community Facilities District

CIFG Assurance North America, Inc.

Certificate of Participation

Financial Guaranty Insurance Company

Federal Home Loan Bank

Federal Home Loan Mortgage Corporation

Federal National Mortgage Association

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Authority

Health & Education Facility Authority

Housing Finance Authority

Industrial Development Authority/Agency

Industrial Development Revenue

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Medium Term Note

Pollution Control Revenue Bond

Radian Group, Inc.

Single Family Mortgage Revenue

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2008